Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense	$ 342	$ 319	$ 1,038	$ 907